Selected Statements of Comprehensive Income Data (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
General and administrative expenses:
Total general and administrative expenses	$ 12,091	$ 11,599	$ 4,472
Salaries and social benefits [Member]
General and administrative expenses:
Total general and administrative expenses	3,488	4,788	1,870
Share-based payment [Member]
General and administrative expenses:
Total general and administrative expenses	2,389	2,870	846
Proffesional services [Member]
General and administrative expenses:
Total general and administrative expenses	3,833	2,802	1,467
Rent, maintenance and other expenses [Member]
General and administrative expenses:
Total general and administrative expenses	1,458	1,065	269
Depreciation [Member]
General and administrative expenses:
Total general and administrative expenses	$ 923	$ 74	$ 20